Annual Total Returns - BLACKROCK MULTI-ASSET INCOME PORTFOLIO (INVESTOR A SHARES, INSTITUTIONAL SHARES and INVESTOR C SHARES) [BarChart] - Investor A, C and Institutional - BLACKROCK MULTI-ASSET INCOME PORTFOLIO - Investor A Shares
Nov. 27, 2020
Bar Chart Table:
Annual Return 2010	12.14%
Annual Return 2011	4.85%
Annual Return 2012	13.09%
Annual Return 2013	9.07%
Annual Return 2014	4.79%
Annual Return 2015	(1.60%)
Annual Return 2016	6.45%
Annual Return 2017	8.76%
Annual Return 2018	(3.84%)
Annual Return 2019	13.59%